Deferred exploration and evaluation expenditure	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Deferred exploration and evaluation expenditure

12.	Deferred exploration and evaluation expenditure

A summary of exploration costs is set out below:

	12/31/2025	12/31/2024
Opening balance	47,141	56,016

Exploration and feasibility investments	1,194	3,186
Share based compensation of exploration and feasibility personnel	530	1,267
Additions	1,724	4,453

Disposal	—	(342)
Asset retirement cost	67	(100)
Foreign currency translation adjustment of subsidiaries	5,942	(12,886)

Closing balance	54,874	47,141

Accounting policy

The Company capitalizes all costs relating to the acquisition and exploration of mining rights. Such costs include, among others, geological, geophysical studies, exploration drilling and sampling, feasibility studies and technical reports. The carrying value of the Company’s deferred exploration and evaluation expenditure is assessed for impairment when indicators of such impairment exist. Indicators may include the loss of the right to explore in the area; the Company decided not to continue exploring or incurring substantial additional expenditure on the project; or it determined that the carrying amount of the project is unlikely to be recovered by its development or sale. If any indication of impairment exists, an estimate of the asset’s recoverable amount is calculated to determine the extent of the impairment loss, if any.

Deferred exploration and evaluation expenses represent mineral rights developed by the Company, which have not been confirmed as technically and commercially viable through technical reports. When confirmed, deferred exploration and evaluation expenses will be transferred to each operating asset they pertain to in accordance with their nature and an impairment test will be completed.

The Company capitalizes the depreciation of lease contracts on certain properties in order to explore and evaluate the mineral properties as part of the exploration and evaluation expenditures.